Finance Lease Obligation (Narrative) (Details) - EUR (€) € in Thousands	1 Months Ended
	May 31, 2028	Nov. 30, 2027	May 17, 2018	Dec. 31, 2010	Dec. 31, 2018	May 29, 2018	Dec. 31, 2017	Mar. 31, 2012	Dec. 31, 2011	Dec. 30, 2010
Disclosure of maturity analysis of finance lease payments receivable [line items]
Annual interest rate				3.43%	3.50%		3.50%
Term of leasing agreements				17 Years
Linkage terms				3 months EURIBOR
Euro [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Financial leasing agreement				€ 6,000
Aggregate amount received under leasing agreement drawdowns								€ 819	€ 5,000
Net of expenses capitalized amount									€ 1,142
Italian Subsidiaries [Member] | Facility Agreement [Member] | Euro [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Annual interest rate						2.56%
Proceeds from project finance			€ 35,900
Terms of project finance			The euro 35.9 million principal amount is divided into: (i) five term loan facilities, one for each Subsidiary, which are to be used to refinance the existing financing of the subsidiaries including the finance lease obligation and for general purposes of the Subsidiaries.
Italian Subsidiaries [Member] | Facility Agreement [Member] | Euro [Member] | Aggregate amount [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Proceeds from project finance	€ 33,700	€ 2,200
Italian Subsidiaries One [Member] | Euro [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Financial leasing agreement				3,000
Monthly lease payment				€ 20
Italian Subsidiaries Two [Member] | Euro [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Financial leasing agreement										€ 3,000
Monthly lease payment										€ 20